Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Rocanville SK [Member]
Total	$ 6,740,000	$ 16,650,000	$ 370,000	$ 23,760,000
Lanigan SK [Member]
Total	4,330,000	15,750,000	300,000	20,380,000
Allan SK [Member]
Total	3,300,000	11,800,000	370,000	15,470,000
Cory SK [Member]
Total	4,170,000	8,770,000	210,000	13,150,000
Patience Lake SK [Member]
Total	730,000	850,000	130,000	1,710,000
Vanscoy SK [Member]
Total	16,650,000	5,320,000	430,000	22,400,000
New Brunswick [Member]
Total	1,000,000	$ 1,420,000	680,000	3,100,000
Corporate [Member]
Total	489,200,000		1,400,000	490,600,000
Aurora NC [Member]
Total	6,050,000		$ 320,000	6,370,000
White Springs FL [Member]
Total	$ 7,070,000			$ 7,070,000